Income taxes - Deferred Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax liabilities, net	€ (52)	€ (142)
Trade receivables
Deferred tax assets and liabilities
Deferred tax liabilities	(8)	(8)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	1,092	1,050
Deferred tax liabilities	(92)	(118)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	16	11
Deferred tax liabilities	(291)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	5	99
Deferred tax liabilities	(559)	(603)
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	429	206
Financial liabilities
Deferred tax assets and liabilities
Deferred tax assets	1,148	1,020
Deferred tax liabilities		(183)
Financial assets
Deferred tax assets and liabilities
Deferred tax assets	65
Deferred tax liabilities		(710)
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	239	19
Deferred tax liabilities	(2,053)	(887)
Contract liabilities
Deferred tax assets and liabilities
Deferred tax assets	762	247
Deferred tax liabilities	(762)	(247)
Non-current other assets
Deferred tax assets and liabilities
Deferred tax liabilities	(28)
Non-current financial liabilities
Deferred tax assets and liabilities
Deferred tax assets	764
Non-current financial assets
Deferred tax assets and liabilities
Deferred tax liabilities	(663)
Intangible assets.
Deferred tax assets and liabilities
Deferred tax liabilities		(1)
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets	138	227
Tax assets (liabilities)
Deferred tax assets and liabilities
Deferred tax assets	4,410	2,615
Deferred tax liabilities	(4,462)	(2,757)
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	248
Deferred tax liabilities	(6)	(265)
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	4,410	2,615
Deferred tax liabilities	€ (4,410)	€ (2,615)